Stock-Based Compensation - Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
Mar. 31, 2023
Number of shares
Options outstanding, September 30, 2022 (in shares)	9,757,282
Granted (in shares)	123,280
Exercised (in shares)	(1,233,943)
Forfeited (in shares)	(627,655)
Options outstanding, March 31, 2023 (in shares)	8,018,964
Options Exercisable, March 31, 2023 (in shares)	5,489,117
Vested and expected to vest after March 31, 2023 (in shares)	8,023,213
Weighted average exercise price
Options outstanding, September 30, 2022 (in dollars per share)	$ 1.15
Granted (in dollars per share)	4.15
Exercised (in dollars per share)	0.50
Forfeited (in dollars per share)	1.58
Options outstanding, March 31, 2023 (in dollars per share)	1.27
Options Exercisable, March 31, 2023 (in dollars per share)	0.72
Vested and expected to vest after March 31, 2023 (in dollars per share)	$ 1.27
Weighted average remaining contractual life, options outstanding	7 years 7 days
Weighted average remaining contractual life, options exercisable	6 years 2 months 19 days
Weighted average remaining contractual life, options vested and expected to vest	7 years 7 days
Aggregated intrinsic value, options outstanding	$ 5,271
Aggregated intrinsic value, options exercisable	4,444
Aggregated intrinsic value, options vested and expected to vest	$ 5,275
Previously Reported
Number of shares
Options outstanding, September 30, 2022 (in shares)	42,764,264
Options outstanding, March 31, 2023 (in shares)
Weighted average exercise price
Options outstanding, September 30, 2022 (in dollars per share)	$ 0.26
Options outstanding, March 31, 2023 (in dollars per share)
Recapitalization
Number of shares
Options outstanding, September 30, 2022 (in shares)	(33,006,982)
Options outstanding, March 31, 2023 (in shares)
Weighted average exercise price
Options outstanding, September 30, 2022 (in dollars per share)	$ 0.89
Options outstanding, March 31, 2023 (in dollars per share)